Note 9 - Long-term Debt (Details Textual) - USD ($)		12 Months Ended
	May 30, 2019	Dec. 31, 2022	Dec. 31, 2021
Repayments of Long-term Debt, Total		$ 8,433,000	$ 8,833,000
Long-Term Debt, Total		5,363,000
Amortization of Debt Discount (Premium)		393,000	761,000
Warrant In Connection with Oxford Finance Loan Agreement [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in shares)	8,833
Class of Warrant or Right, Exercise Price of Warrants or Rights (in dollars per share)	$ 56.60
Loan Agreement with Oxford Finance LLC [Member]
Debt Instrument, Face Amount	$ 25,000,000.0
Repayments of Long-term Debt, Total	8,900,000
Proceeds from Debt, Net of Issuance Costs and Repayment of Debt	$ 15,900,000
Debt Instrument, Interest Rate, Base Percentage	2.50%
Prepayment Charge, Percentage of Outstanding Balance, After May 30, 2020, Before May 30, 2021	1.00%
Debt Instrument, Covenant, Minimum Required Unrestircted Cash	$ 5,000,000.0
Debt Instrument, Minimum Indebtedness Amount with Acceleration Right	250,000
Loan Default Events, Trigger of Negative Impact of Government Approvals and Judgments	$ 500,000
Debt Instrument, Default Additional Interest Rate	5.00%
Fair Value of Contingent Put Option, Liability		10,000
Long-Term Debt, Total		5,400,000	13,300,000
Interest Expense, Debt, Total		1,100,000	2,200,000
Amortization of Debt Discount (Premium)		$ 400,000	$ 700,000
Debt Instrument, Interest Rate, Effective Percentage		13.60%	13.20%
Loan Agreement with Oxford Finance LLC [Member] | London Interbank Offered Rate LIBOR 1 [Member]
Debt Instrument, Basis Spread on Variable Rate	6.75%